Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	GREENFIRE RESOURCES LTD.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form F-l (File No. 333-275129), as amended (the “Registration Statement”), of Greenfire Resources Ltd (the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on February 6, 2024, is being filed pursuant to the undertakings in Item 9 of the Registration Statement to update the information in the Registration Statement to reflect the Company’s results for the fiscal year ended December 31, 2023.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001966287
Entity Emerging Growth Company	true
Entity Ex Transition Period	false